Non-financial assets and liabilities - Summary of Carrying Value of In Process Research and Development Acquired by Product (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Disclosure Of Intangible Assets [Line Items]
Carrying value of in process research and development	$ 568,800	$ 571,826	$ 575,736
In-process research and development acquired
Disclosure Of Intangible Assets [Line Items]
Carrying value of in process research and development	325,081	325,081	$ 427,779
In-process research and development acquired | Cardiovascular products
Disclosure Of Intangible Assets [Line Items]
Carrying value of in process research and development	254,351	254,351
In-process research and development acquired | Intravenous products for metabolic diseases and inflammatory/immunologic conditions
Disclosure Of Intangible Assets [Line Items]
Carrying value of in process research and development	$ 70,730	$ 70,730